UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS LifeCompass Retirement Fund

	Shares	Value ($)

Equity - Equity Funds 27.8%
DWS Capital Growth Fund "Institutional"	30,730	1,416,327
DWS Commodity Securities Fund "Institutional"	317	1,166
DWS Communications Fund "Institutional"	10,605	155,151
DWS Disciplined Market Neutral Fund "Institutional"	25,863	244,148
DWS Diversified International Equity Fund "Institutional"	649,608	4,313,395
DWS Dreman Mid Cap Value Fund "Institutional"	22,173	203,107
DWS Dreman Small Cap Value Fund "Institutional"	29,980	900,286
DWS Emerging Markets Equity Fund "Institutional"	30,957	515,436
DWS Equity 500 Index Portfolio "Institutional"	25,691	3,200,847
DWS Europe Equity Fund "Institutional"	47,043	1,121,042
DWS Global Opportunities Fund "Institutional"	17,829	543,951
DWS Global Thematic Fund "Institutional"	26,824	557,135
DWS Gold & Precious Metals Fund "Institutional"	8,452	177,326

DWS Growth & Income Fund "Institutional"	126,378	1,797,089
DWS Health Care Fund "Institutional"	45,225	1,037,908
DWS International Fund "Institutional"	46,585	2,120,085
DWS International Value Opportunities Fund "Institutional"	11,345	99,948
DWS Large Cap Value Fund "Institutional"	126,813	2,025,210
DWS Large Company Growth Fund "Institutional"	4,247	103,914
DWS RREEF Global Real Estate Securities Fund "Institutional"	90,342	648,653
DWS RREEF Real Estate Securities Fund "Institutional"	10,397	138,280
DWS S&P 500 Plus Fund "S"	167,905	1,850,314
DWS Small Cap Core Fund "S"	87,157	1,155,697
DWS Small Cap Growth Fund "Institutional"	26,230	399,228
DWS Strategic Value Fund "Institutional"	34,954	1,016,472
DWS Technology Fund "Institutional"	180,293	2,021,087

Total Equity - Equity Funds (Cost $28,257,532)		27,763,202
Equity - Exchange-Traded Funds 11.3%
Consumer Discretionary Select Sector SPDR Fund	30,524	873,597
Consumer Staples Select Sector SPDR Fund	43,399	1,164,829
Energy Select Sector SPDR Fund	17,583	999,066
Financial Select Sector SPDR Fund	77,450	1,136,966
Industrial Select Sector SPDR Fund	41,639	1,145,489
iShares MSCI Australia Index Fund	35,440	826,815
iShares MSCI Canada Index Fund	24,278	629,529
iShares MSCI EAFE Small Cap Index Fund	13,692	489,078
iShares MSCI France Index Fund	11,918	308,199
iShares MSCI Germany Index Fund	29,825	671,063
iShares MSCI Japan Index Fund	50,509	482,361
iShares MSCI Switzerland Index Fund	5,985	132,209
iShares MSCI United Kingdom Index Fund	124,909	2,032,269
Utilities Select Sector SPDR Fund	14,236	423,521

Total Equity - Exchange-Traded Funds (Cost $10,025,389)		11,314,991
Fixed Income - Bond Funds 59.8%
DWS Core Fixed Income Fund "Institutional"	2,659,289	24,252,712
DWS Emerging Markets Fixed Income Fund "Institutional"	95,088	987,009
DWS Floating Rate Plus Fund "Institutional"	658,731	5,810,009
DWS Global Bond Fund "S"	101,228	1,088,202
DWS GNMA Fund "Institutional"	318,504	4,885,844
DWS High Income Fund "Institutional"	653,524	2,940,858
DWS Inflation Protected Plus Fund "Institutional"	298,503	2,976,078
DWS Short Duration Fund "Institutional"	750	6,948
DWS Short Duration Plus Fund "Institutional"	954,684	9,050,404
DWS US Bond Index Fund "Institutional"	727,489	7,725,931

Total Fixed Income - Bond Funds (Cost $63,015,927)		59,723,995
Fixed Income - Money Market Funds 1.1%
Central Cash Management Fund	1,079,538	1,079,538
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	8,064	8,064
DWS Money Market Series "Institutional"	19,881	19,881

Total Fixed Income - Money Market Funds (Cost $1,107,483)		1,107,483

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $102,406,331) †	100.0	99,909,671
Other Assets and Liabilities, Net	0.0	(13,409)

Net Assets	100.0	99,896,262

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $104,552,938. At November 30, 2009, net unrealized depreciation for all securities based on tax cost was $4,643,267. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,435,929 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,079,196.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$27,763,202	$—	$—	27,763,202
Exchange-Traded Funds	11,314,991	—	—	11,314,991
Bond Funds	59,723,995	—	—	59,723,995
Money Market Funds	1,107,483	—	—	1,107,483
Total	$99,909,671	$—	$—	$99,909,671

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS LifeCompass Retirement Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010